RIGHT-OF-USE ASSETS AND LEASES LIABILITIES - Contractual undiscounted cash flows (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flow	¥ 64,947
Not later than one month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flow	15,478
One to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flow	¥ 49,469